Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of trade and other receivables [Abstract]
Disclosure Of Trade And Other Receivables Balances [Text Block]
The trade and other receivables are detailed as follows:

	As of December 31, 2020		As of December 31, 2019
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Chile operating segment	152,262,513	-	154,120,306	-
International business operating segment	47,024,646	-	66,023,849	-
Wines operating segment	49,402,271	-	51,727,913	-
Total commercial debtors	248,689,430	-	271,872,068	-
Impairment loss estimate	(6,323,298)	-	(5,792,821)	-
Total commercial debtors - net	242,366,132	-	266,079,247	-
Others accounts receivables (1)	33,021,791	1,860,635	33,934,693	3,224,627
Total other accounts receivable	33,021,791	1,860,635	33,934,693	3,224,627
Total	275,387,923	1,860,635	300,013,940	3,224,627

(1)

In Other non-current account receivables mainly tax receivables from Argentinian subsidiaries are presented. Additionally, in 2019 the balance of the remaining 50% from the sale of a land located at Avenida Huasco N° 105, Vallenar, of the subsidiary Compañía Pisquera de Chile S.A. was presented under this item. This payment is going to be made in 2021 by an amount of ThCh$ 1,916,172 and it was reclassified to Other current account receivables as of December 31, 2020.

Disclosure Of Other Receivables Foreign Currency [Text Block]
The Company’s accounts receivable are denominated in the following currencies:

	As of December 31, 2020	As of December 31, 2019
	ThCh$	ThCh$
Chilean Peso	183,196,543	181,846,678
Argentine Peso	39,900,845	57,199,230
US Dollar	29,115,797	35,796,040
Euro	8,750,745	9,709,996
Unidad de Fomento	1,193,711	3,242,714
Uruguayan Pesos	4,374,350	4,350,677
Paraguayan Guarani	6,739,979	7,411,985
Bolivian	1,464,727	1,919,063
Others currencies	2,511,861	1,762,184
Total	277,248,558	303,238,567

Disclosure Of Trade And Other Receivables Time Bands [Text Block]
The detail of the accounts receivable maturities as of
December 31, 2020
, is detailed as follows:

	Total	Current balance	Overdue balances
			0 a 3 months	3 a 6 months	6 a 12 months	More than 12 months
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile operating segment	152,262,513	142,464,783	3,564,538	426,074	4,102,860	1,704,258
International business operating segment	47,024,646	41,271,483	4,421,421	232,540	92,003	1,007,199
Wines operating segment	49,402,271	44,612,286	4,121,263	296,220	281,739	90,763
Total commercial debtors	248,689,430	228,348,552	12,107,222	954,834	4,476,602	2,802,220
Impairment loss estimate	(6,323,298)	(1,030,614)	(415,004)	(252,497)	(2,150,796)	(2,474,387)
Total commercial debtors - net	242,366,132	227,317,938	11,692,218	702,337	2,325,806	327,833
Others accounts receivables	33,021,791	32,682,442	122,527	185,314	12,690	18,818
Total other accounts receivable	33,021,791	32,682,442	122,527	185,314	12,690	18,818
Total current	275,387,923	260,000,380	11,814,745	887,651	2,338,496	346,651
Others accounts receivables	1,860,635	1,860,635	-	-	-	-
Total non-current	1,860,635	1,860,635	-	-	-	-

The detail of the accounts receivable maturities as of
December 31, 2019
, is detailed as follows:

	Total	Current balance	Overdue balances
			0 a 3 months	3 a 6 months	6 a 12 months	More than 12 months
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile operating segment	154,120,306	145,910,170	4,488,495	758,196	1,264,373	1,699,072
International business operating segment	66,023,849	60,199,888	4,015,211	20,872	167,968	1,619,910
Wines operating segment	51,727,913	44,080,110	7,317,810	155,026	50,090	124,877
Total commercial debtors	271,872,068	250,190,168	15,821,516	934,094	1,482,431	3,443,859
Impairment loss estimate	(5,792,821)	(745,303)	(664,608)	(344,670)	(877,811)	(3,160,429)
Total commercial debtors - net	266,079,247	249,444,865	15,156,908	589,424	604,620	283,430
Others accounts receivables	33,934,693	33,638,366	105,976	138,377	-	51,974
Total other accounts receivable	33,934,693	33,638,366	105,976	138,377	-	51,974
Total current	300,013,940	283,083,231	15,262,884	727,801	604,620	335,404
Others accounts receivables	3,224,627	3,224,627	-	-	-	-
Total non-current	3,224,627	3,224,627	-	-	-	-

Disclosure Of Impairment Loss Of Trade Receivables [Text Block]
The movement of the impairment losses provision for accounts receivable is as follows:

	As of December 31, 2020	As of December 31, 2019
	ThCh$	ThCh$
Balance at the beginning of year	(5,792,821)	(6,059,201)
Estimate of expected credit losses up 12 months	(2,324,015)	(1,837,905)
Estimate of expected credit losses longer than 12 months	(349,928)	(267,183)
Estimate for expected credit losses due to debt settlement	(151,343)	(11,660)
Impairment provision of accounts receivable	(2,881,290)	(2,116,748)
Uncollectible accounts	1,269,299	1,711,930
Add back of unused provisions	701,121	398,405
Effect of translation into presentation currency	380,393	272,793
Total	(6,323,298)	(5,792,821)

Disclosure of Detailed Information In Expected Credit Loss Index Tranches Based On Age Of Portfolio [Text Block]
The general criteria for the determination of the provision for impairment has been established in the framework of IFRS 9, which requires analyzing the behavior of the client portfolio in the long term in order to generate an expected credit loss index by tranches based on the age of the portfolio. This analysis delivered the following results for the Company:

	As of December 31, 2020			As of December 31, 2019
	Credit loss rate	Total carrying amount	Impairment provision	Credit loss rate	Total carrying amount	Impairment provision
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Up to date	0.07%	261,030,994	(1,030,614)	0.13%	283,828,534	(745,303)
0 a 3 months	7.89%	12,229,749	(415,004)	4.76%	15,927,492	(664,608)
3 a 6 months	48.40%	1,140,148	(252,497)	36.48%	1,072,471	(344,670)
6 a 12 months	100.00%	4,489,292	(2,150,796)	100.00%	1,482,431	(877,811)
More than 12 months	100.00%	2,821,038	(2,474,387)	100.00%	3,495,833	(3,160,429)
Total		281,711,221	(6,323,298)		305,806,761	(5,792,821)